Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Reconciliation of right-of-use assets
The Company's right-of-use assets by class of assets is as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – January 1, 2019	2,209	197	2,406
Additions	481	159	640
Disposals	—	(76)	(76)
Effects of foreign exchange	33	(4)	29
Balance – December 31, 2019	2,723	276	2,999
Additions	968	—	968
Effects of foreign exchange	170	21	191
Balance – December 31, 2020	3,861	297	4,158

Accumulated amortization
Balance – January 1, 2019	—	—	—
Amortization	494	105	599
Disposals	—	(29)	(29)
Effects of foreign exchange	9	—	9

Balance – December 31, 2019	503	76	579
Amortization	662	82	744
Effects of foreign exchange	25	12	37
Balance – December 31, 2020	1,190	170	1,360

Carrying value
Net balance – December 31, 2019	2,220	200	2,420
Net balance – December 31, 2020	2,671	127	2,798

Schedule of lease obligations
The Company's lease obligations are as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance – Beginning of period	3,414	3,183
Additions	968	790
Disposals	—	(47)
Interest accretion	358	319
Lease repayments	(1,106)	(883)
Effects of foreign exchange	170	52
Balance – End of period	3,804	3,414
Current	1,260	935
Non-current	2,544	2,479